Shareholder Report, Holdings (Details)	Mar. 31, 2026
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Tetragon Financial Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | NexPoint Diversified Real Estate Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Taiwan Fund Inc/The/MD [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Pershing Square Holdings Ltd/Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Mexico Fund Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Bluerock Private Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | XAI Octagon Floating Rate Alternative Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Royce Global Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | BlackRock Technology and Private Equity Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | FS Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Closed-End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.00%
Matisse Discounted Closed-End Fund Strategy (Institutional Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Matisse Discounted Bond CEF Strategy (Institutional Class) | XAI Octagon Floating Rate Alternative Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Matisse Discounted Bond CEF Strategy (Institutional Class) | FS Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Matisse Discounted Bond CEF Strategy (Institutional Class) | PIMCO California Municipal Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Matisse Discounted Bond CEF Strategy (Institutional Class) | PIMCO New York Municipal Income Fund II [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Matisse Discounted Bond CEF Strategy (Institutional Class) | FS Specialty Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Western Asset Inflation-Linked Opportunities & Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Invesco Senior Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Nuveen Floating Rate Income Fund/Closed-end Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Blackstone Long-Short Credit Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Closed-End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
Matisse Discounted Bond CEF Strategy (Institutional Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%